Adirondack Funds

26 Vly Road

Albany, NY  12205

August 5, 2009

Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C.  20549

Re:

Adirondack Funds (the "Registrant")

File Nos.

333-121690 and 811-21691

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies (i) that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in the Registrant's Post-Effective Amendment No. 6, which was filed with the Commission on July 30, 2009 and (ii) that Post-Effective Amendment No. 6 has been filed electronically with the Commission.

Sincerely,

/s/Gregory A. Roeder

Gregory A. Roeder

President/Principal Executive Officer